Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Data [Abstract]
Selected Quarterly Financial Data

WATSCO, INC. AND SUBSIDIARIES

SELECTED QUARTERLY FINANCIAL DATA

(UNAUDITED)

(In thousands, except per share data)	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Total
Year Ended December 31, 2011
Revenues (1)	$534,339	$883,548	$914,039	$645,833	$2,977,759
Gross profit	134,986	213,191	219,407	160,710	728,294
Net income attributable to Watsco, Inc.	$7,500	$36,023	$33,547	$13,380	$90,450

Earnings per share for Common and Class B common stock (2):
Basic	$0.21	$1.09	$1.02	$0.39	$2.75

Diluted	$0.21	$1.09	$1.02	$0.39	$2.74

Year Ended December 31, 2010
Revenues (1)	$509,755	$864,805	$812,787	$657,248	$2,844,595
Gross profit	122,604	201,069	195,541	154,027	673,241
Net income attributable to Watsco, Inc.	$3,833	$35,045	$31,437	$10,445	$80,760

Earnings per share for Common and Class B common stock (2):
Basic	$0.10	$1.08	$0.97	$0.31	$2.49

Diluted	$0.10	$1.08	$0.97	$0.31	$2.49

(1)	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly consistent during the year, except for dependence on housing completions and related weather and economic conditions.
(2)	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.